Restructuring and Merger and Acquisition-Related Costs (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring Charges [Abstract]
Restructuring Reserve Rollforward

	Balance at	2017	2017	Balance at
	December 31, 2016	Charges	Settlements	December 31, 2017
Entertainment	$20	$44	$(18)	$46
Cable Networks	4	—	(3)	1
Publishing	1	5	(3)	3
Local Media	12	12	(7)	17
Corporate	2	2	(1)	3
Total	$39	$63	$(32)	$70

	Balance at	2016	2016	Balance at
	December 31, 2015	Charges	Settlements	December 31, 2016
Entertainment	$19	$16	$(15)	$20
Cable Networks	—	4	—	4
Publishing	—	1	—	1
Local Media	11	6	(5)	12
Corporate	1	3	(2)	2
Total	$31	$30	$(22)	$39